Convertible preferred shares	12 Months Ended
Dec. 31, 2016
Convertible preferred shares
Convertible preferred shares

20.  Convertible preferred shares

All of the preference shares were converted to ordinary shares immediately upon the completion of the Group’s initial public offering on May 28, 2014. Prior to their automatic conversion to ordinary shares upon the Company’s initial public offering on May 28, 2014, the preferred shares were entitled to certain preferences with respect to conversion, redemption, dividends and liquidation. The holders of preferred shares were entitled to vote together with the holders of ordinary shares, and not as a separate class, on all matters submitted to a vote of the shareholders of the Company, on an as-if-converted basis. Immediately prior to the initial public offering, the Company’s preference shares comprised the following:

Series	Issuance Date	Shares Issued	Issue Price per Share	Proceeds from Issuance	Shares Outstanding		Carrying Amount
			US$	US$			RMB

A	March 27, 2007	155,000,000	0.0323	5,000	155,000,000		215,626
A-1	August 15, 2007	130,940,000	0.0382	5,000	36,894,000		40,224
B	January 12, 2009	235,310,000	0.0892	21,000	59,539,244		88,241
C	September 21, 2010	178,238,250	0.7742	138,000	258,316,305	*	15,130,903

*Among total shares outstanding, 64,579,075 shares and 15,498,980 shares were re-designated from Series A-1 and Series B preferred shares in conjunction with the issuance of the Series C Preferred Shares.

Prior to the issuance of Series C Preferred Shares, the Company determined that the Series A, A-1 and B Preferred Shares should be classified as mezzanine equity since the Series A, A-1 and B Preferred Shares were contingently redeemable. In conjunction with the issuance of the Series C Preferred Shares, as a result of the waivers to their redemption and preferential liquidation rights, the Series A, A-1 and B Preferred Shares were reclassified from mezzanine equity to permanent equity. The Series C Preference Shares were classified as mezzanine equity in the Consolidated Balance Sheets because they were contingently redeemable.

The Company records accretion on the Preferred Shares, where applicable, to the redemption value from the issuance dates to the earliest redemption dates. The accretion of Series C Preference Shares was RMB7,957,640 for the year ended December 31, 2014.